HOTEL OPERATING COSTS	12 Months Ended
Dec. 31, 2019
HOTEL OPERATING COSTS.
HOTEL OPERATING COSTS
11.	HOTEL OPERATING COSTS

Hotel operating costs include all direct costs incurred in the operation of the leased and owned hotels, manachised and franchised hotels and consist of the following:

	Years Ended December 31,
	2017	2018	2019
Rents	2,059	2,406	2,624
Utilities	366	399	404
Personnel costs	1,388	1,663	1,854
Depreciation and amortization	773	869	960
Consumable, food and beverage	551	673	793
Others	538	466	555

Total	5,675	6,476	7,190